Owners' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Equity
Owners' Equity

9. Equity

  Common Shares of Beneficial Interest

        Under the declaration of trust of the Company, the total number of shares initially authorized for issuance was 100,000 common shares. At formation, the Company issued to each of its two initial shareholders 500 common shares at $1 per share, which shares were subsequently redeemed. On May 5, 2011, the declaration of trust was amended to authorize the issuance of up to 450,000,000 common shares.

        On May 16, 2011, RLJ Lodging Trust completed its IPO and formation transactions. The IPO resulted in the sale of 27,500,000 common shares of beneficial interest, $0.01 par value per share, at $18.00 per share, for total gross proceeds of $495.0 million. The aggregate proceeds to the Company, net of underwriters' discounts, were approximately $464.1 million. The Company used the net proceeds from the IPO and cash on hand to repay approximately $472.6 million of secured indebtedness. The Company recorded costs incurred in connection with the IPO as a reduction of additional paid-in capital in shareholders' equity. Costs incurred in connection with the formation transactions for the transfer and assumption of indebtedness and other contractual obligations of the RLJ Predecessor were expensed as incurred and are included in IPO costs. In connection with the formation transactions, the Company issued 73,605,951 common shares of beneficial interest as consideration to certain entities for their interest in certain entities that merged with and into the Company or the Company's subsidiaries in the formation transactions.

        On May 16, 2011, the Company granted 1,075,000 restricted common shares of beneficial interest to certain executives and employees. The shares vest ratably over 16 quarters. These common shares of beneficial interest were issued under the 2011 Plan.

        On May 16, 2011, the Company granted 20,830 restricted common shares of beneficial interest to certain members of the Board of Trustees. The shares vest ratably over 4 quarters. These common shares of beneficial interest were issued under the 2011 Plan.

        On June 3, 2011, the Company issued and sold an additional 4,095,000 common shares of beneficial interest, $0.01 par value per share, at a price per share of $18.00 upon exercise of the Overallotment, for total gross proceeds of $73.7 million. The Company received aggregate net proceeds of approximately $69.1 million in connection with the Overallotment. The Company holds the net proceeds from the Overallotment as cash to be used for working capital purposes or to invest in short-term, interest-bearing, investment-grade securities, and money market accounts that are consistent with its intention to qualify as a REIT.

        On June 17, 2011, the Company granted 25,000 restricted common shares of beneficial interest to certain employees. The shares vest ratably over 16 quarters. These common shares of beneficial interest were issued under the 2011 Plan.

        On June 17, 2011, the Company's Board of Trustees declared a prorated cash dividend of $0.08 per common share of beneficial interest, payable on or about July 15, 2011 to shareholders of record as of June 30, 2011. The $0.08 dividend was prorated from May 16, 2011, the closing date of the IPO, through June 30, 2011.

        On June 30, 2011, the Company granted an aggregate of 2,302 fully vested common shares of beneficial interest to certain members of the Board of Trustees as part of their 2011 compensation.

        On August 16, 2011, the Company acquired 23,614 common shares of beneficial interest that were surrendered by certain employees in satisfaction of their statutory minimum federal income tax obligations in connection with the vesting of restricted common shares of beneficial interest issued to such employees under the 2011 Plan.

        On September 14, 2011, 3,000 restricted common shares of beneficial interest previously issued under the 2011 Plan were forfeited as a result of the recipient of the granted unvested common shares of beneficial interest leaving the Company.

        On September 16, 2011, the Company acquired 534 common shares of beneficial interest that were surrendered by certain employees in satisfaction of their statutory minimum federal income tax obligations in connection with the vesting of restricted common shares of beneficial interest issued to such employees under the 2011 Plan.

        On September 19, 2011, the Company's Board of Trustees declared a cash dividend of $0.15 per common share of beneficial interest, payable on or about October 17, 2011 to shareholders of record as of September 30, 2011.

        On September 30, the Company granted an aggregate of 3,132 fully vested common shares of beneficial interest to certain members of the Board of Trustees as part of their 2011 compensation.

  Preferred Shares of Beneficial Interest

        Under the declaration of trust of the Company, the total number of shares initially authorized for issuance was 10,000 preferred shares. On May 5, 2011, the declaration of trust was amended to authorize the issuance of up to 50,000,000 preferred shares. As of September 30, 2011 and December 31, 2010, respectively, there were no preferred shares of beneficial interest outstanding.

  Noncontrolling Interest in Joint Venture

        As of September 30, 2011, the Company consolidates DBT Met Hotel Venture, LP, a majority-owned limited partnership that has a third-party partner that owns a noncontrolling 5.0% ownership interest. The third-party partnership interest is included in noncontrolling interest in joint venture on the balance sheet.

  Noncontrolling Interest in Operating Partnership

        The Company consolidates its Operating Partnership, a majority owned limited partnership that has a noncontrolling ownership interest and is included in noncontrolling interest in Operating Partnership on the balance sheet. As of September 30, 2011, the Operating Partnership had 107,194,067 OP units outstanding, of which 99.2% were owned by the Company and its subsidiaries and 0.8% were owned by other limited partners.

        The outstanding OP units held by limited partners are redeemable for cash, or at the option of the Company, for a like number of common shares of beneficial interest of the Company.

  Partners' Capital

        As of May 16, 2011, the Fund II partners had made aggregate capital contributions of approximately $726.2 million. In addition, $16.9 million of advisory fees, which reduce limited partner capital commitments, had been paid by the limited partners to the Fund II General Partner. Accordingly, 100.0% of total capital commitments had been committed as of May 16, 2011. As of May 16, 2011, Fund II had made distributions of approximately $162.0 million, in aggregate, including approximately $26.5 million of advisory fees distributed to the Fund II General Partner on behalf of the limited partners. On May 16, 2011, Fund II was merged into the Company.

        As of May 16, 2011, the Fund III partners had made aggregate capital contributions of approximately $917.3 million. In addition, $50.1 million of advisory fees, which reduce limited partner capital commitments, had been paid by the limited partners to the Fund III General Partner. Accordingly, 81.2% of total capital commitments had been deployed as of May 16, 2011. As of May 16, 2011, Fund III had made no distributions, except for advisory fees (see Note 14). On May 16, 2011, Fund III was merged into the Company.

        On May 16, 2011, in conjunction with the IPO, the partners of Fund II and Fund III received 73,605,951 common shares of beneficial interest, $0.01 par value per share, at $18.00 per share, for a total gross amount of $1,324.9 million, in exchange for their partnership interests in Fund II and Fund III.

  Members' Capital

        The rights and obligations of the equity holders of RLJ Development (the "Members") are governed by the limited liability company agreement of RLJ Development, dated December 19, 2000 and amended January 1, 2002 (the "Operating Agreement"). Each Member's interest in the Company is equal to the percentage of capital initially contributed by that Member. The Class A Member holds a 75% ownership interest and the two Class B Members hold a total interest of 25%. The Class A Member has made capital contributions totaling $115.3 million, none of which were contributed during the period from January 1, 2011 through May 16, 2011 or the year ended December 31, 2010. The Class B Members were not required to make, nor have they made any, capital contributions during the period from January 1, 2011 through May 16, 2011 or the year ended December 31, 2010.

        On May 16, 2011, in conjunction with the IPO, the Members of RLJ Development received 894,000 OP Units, at $18.00 per unit, for a total gross amount of $16.1 million, in exchange for their contribution to the Operating Partnership of substantially all of the assets and liabilities of RLJ Development.

  Preferred Distributions

        Fund II, through wholly-owned subsidiaries, made distributions to preferred unitholders semi-annually on June 30 and December 31 each year. As of May 16, 2011, an aggregate of approximately $0.1 million had been distributed or was payable to preferred unitholders. On May 16, 2011, in conjunction with the IPO, the Fund II unitholders interests in Fund II were redeemed. The Company paid the unitholders the liquidation value of $250,000 plus accumulated and unpaid dividends of approximately $12,000 and a redemption premium of approximately $12,000.

        Fund III, through wholly-owned subsidiaries, made distributions to preferred unitholders semi-annually on June 30 and December 31 each year. As of May 16, 2011, an aggregate of approximately $0.1 million had been distributed or was payable to preferred unitholders. On May 16, 2011, in conjunction with the IPO, the Fund III unitholders interests in Fund III were redeemed. The Company paid the unitholders the liquidation value of $250,000 plus accumulated and unpaid dividends of approximately $12,000 and a redemption premium of approximately $24,000.

9. Owners' Equity

  Partners' Capital

        As of December 31, 2010, the RLJ Fund II partners had made aggregate capital contributions of approximately $726.2 million. In addition, $16.8 million of advisory fees, which reduce limited partner capital commitments, have been paid by the limited partners to the Fund II General Partner. Accordingly, 100.0% of total capital commitments have been committed as of December 31, 2010. As of December 31, 2010, RLJ Fund II had made distributions of approximately $150.1 million, in aggregate, including approximately $23.2 million of advisory fees distributed to the Fund II General Partner on behalf of the limited partners.

        As of December 31, 2010, the RLJ Fund III partners had made aggregate capital contributions of approximately $807.0 million. In addition, $47.6 million of advisory fees, which reduce limited partner capital commitments, have been paid by the limited partners to the Fund III General Partner. Accordingly, 71.7% of total capital commitments have been deployed as of December 31, 2010. As of December 31, 2010, RLJ Fund III had made no distributions.

  Members' Capital

        The rights and obligations of the equity holders of RLJ Development (the "Members") are governed by its limited liability company agreement of RLJ Development dated December 19, 2000, and amended January 1, 2002 (the "Operating Agreement"). Each member's interest in the Company is equal to the percentage of capital initially contributed by that Member. The Class A Members hold a 75% ownership interest and the two Class B members hold a total interest of 25%. The Class A Members have made capital contributions totalling $115.3 million none of which were contributed during the years ended December 31, 2010 and 2009. The Class B Members were not required to make, nor have they made any, capital contributions during the years ended December 31, 2010 and 2009.

  Series A Preferred Units

        On October 24, 2006, the Fund II Investment REITs (through the Fund II Initial REIT and the Fund II Parallel REIT) completed two private offerings of 125 units each (250 units in the aggregate) of 12.5% cumulative non-voting preferred units for an aggregate amount of $250. The units have no par value and have a liquidation value of $1. Dividends are paid semi-annually on June 30 and December 31. The units are redeemable by the Initial REIT and the Fund II Parallel REIT, respectively, for the liquidation value plus accumulated and unpaid dividends plus, if redeemed before December 31, 2011, a redemption premium. After deducting underwriting discounts and commissions and other offering costs, the Fund II Investment REITs raised aggregate net proceeds of approximately $189.

        On December 17, 2007, the Fund III Investment REITs (through the Fund III Initial REIT and the Fund III Parallel REIT) completed two private offerings of 125 units each (250 units in the aggregate) of 12.5% cumulative non-voting preferred units for an aggregate amount of $250. The units have no par value and have a liquidation value of $1. Dividends are paid semi-annually on June 30 and December 31. The units are redeemable by the Fund III Initial REIT and the Fund III Parallel REIT, respectively, for the liquidation value plus accumulated and unpaid dividends plus, if redeemed before December 31, 2012, a redemption premium. After deducting underwriting discounts and commissions and other offering costs, the Fund III Investment REITs raised aggregate net proceeds of approximately $190.

        As of December 31, 2010, an aggregate of approximately $131 had been distributed to Fund II preferred unitholders.

        As of December 31, 2010, an aggregate of approximately $93 had been distributed to Fund III preferred unitholders.